Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses
Beginning balance	$ 2,469	$ 2,326
Charge-offs	(210)	(357)
Recoveries	15	5
(Benefit) provision	320	495
Ending balance	2,594	2,469
Individually evaluated for impairment		62
Collectively evaluated for impairment	2,594	2,407
Total allowance for loan losses ending balance	2,594	2,469
Loans:
Individually evaluated for impairment	467	1,672
Collectively evaluated for impairment	234,576	214,399
Total loans ending balance	235,043	216,071
Commercial and Industrial
Financing Receivable, Allowance for Credit Losses
Beginning balance	422	410
Charge-offs		(43)
Recoveries	5
(Benefit) provision	(208)	55
Ending balance	219	422
Collectively evaluated for impairment	219	422
Total allowance for loan losses ending balance	219	422
Loans:
Individually evaluated for impairment		215
Collectively evaluated for impairment	15,469	16,737
Total loans ending balance	15,469	16,952
Consumer
Financing Receivable, Allowance for Credit Losses
Beginning balance	194	94
Charge-offs	(23)	(41)
Recoveries	9	5
(Benefit) provision	(81)	136
Ending balance	99	194
Collectively evaluated for impairment	99	194
Total allowance for loan losses ending balance	99	194
Loans:
Collectively evaluated for impairment	11,053	9,913
Total loans ending balance	11,053	9,913
Unallocated
Financing Receivable, Allowance for Credit Losses
Beginning balance	166	91
(Benefit) provision	(31)	75
Ending balance	135	166
Collectively evaluated for impairment	135	166
Total allowance for loan losses ending balance	135	166
Real Estate | Residential
Financing Receivable, Allowance for Credit Losses
Beginning balance	750	838
Charge-offs	(113)	(20)
(Benefit) provision	414	(68)
Ending balance	1,051	750
Individually evaluated for impairment		62
Collectively evaluated for impairment	1,051	688
Total allowance for loan losses ending balance	1,051	750
Loans:
Individually evaluated for impairment	180	808
Collectively evaluated for impairment	118,136	98,884
Total loans ending balance	118,316	99,692
Real Estate | Commercial
Financing Receivable, Allowance for Credit Losses
Beginning balance	573	465
Charge-offs	(25)	(68)
(Benefit) provision	38	176
Ending balance	586	573
Collectively evaluated for impairment	586	573
Total allowance for loan losses ending balance	586	573
Loans:
Individually evaluated for impairment	119	250
Collectively evaluated for impairment	41,859	39,473
Total loans ending balance	41,978	39,723
Real Estate | Construction and land development
Financing Receivable, Allowance for Credit Losses
Beginning balance	22	68
Charge-offs	(49)	(185)
Recoveries	1
(Benefit) provision	168	139
Ending balance	142	22
Collectively evaluated for impairment	142	22
Total allowance for loan losses ending balance	142	22
Loans:
Individually evaluated for impairment	163	399
Collectively evaluated for impairment	2,819	908
Total loans ending balance	2,982	1,307
Real Estate | Home Equity
Financing Receivable, Allowance for Credit Losses
Beginning balance	342	360
(Benefit) provision	20	(18)
Ending balance	362	342
Collectively evaluated for impairment	362	342
Total allowance for loan losses ending balance	362	342
Loans:
Individually evaluated for impairment	5
Collectively evaluated for impairment	45,240	48,484
Total loans ending balance	$ 45,245	$ 48,484